PARENT ONLY FINANCIAL INFORMATION - Condensed Balance Sheets (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Prepaid expenses and other current assets		¥ 138,353	$ 21,204	¥ 132,539
Total current assets		536,253	82,185	801,255
Total assets		1,959,249	300,267	2,512,020
Current liabilities:
Short-term bank loan		10,710	1,641	89,162
Accrued expenses and other current liabilities		391,904	60,062	397,558
Total current liabilities		2,669,125	409,061	2,369,334
Total liabilities		3,098,518	474,869	2,915,084
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital		1,324,161	202,937	1,284,573
Accumulated other comprehensive income		49,120	7,528	51,386
Accumulated deficit		(2,045,891)	(313,547)	(1,279,248)
Total equity deficit to the shareholders of Tarena International, Inc.		(1,132,002)	(173,488)	(400,047)
Total liabilities and equity		1,959,249	300,267	2,512,020
Common Class A
Shareholders' equity:
Ordinary shares		349	53	337
Treasury shares (7,099,141 and 7,199,870 Class A ordinary shares as of December 31, 2019 and 2020, at cost)		¥ (459,815)	$ (70,470)	¥ (457,169)
Ordinary shares
Ordinary shares, par value | $ / shares			$ 0.001		$ 0.001
Authorized		860,000,000	860,000,000	860,000,000	860,000,000
Issued		55,546,254	55,546,254	53,806,534	53,806,534
Outstanding		48,346,384	48,346,384	46,707,393	46,707,393
Treasury shares		7,199,870	7,199,870	7,099,141	7,099,141
Common Class B
Shareholders' equity:
Ordinary shares		¥ 74	$ 11	¥ 74
Ordinary shares
Ordinary shares, par value | $ / shares			$ 0.001		$ 0.001
Authorized		40,000,000	40,000,000	40,000,000	40,000,000
Issued		7,206,059	7,206,059	7,206,059	7,206,059
Outstanding		7,206,059	7,206,059	7,206,059	7,206,059
Parent Company [Member]
Current assets:
Cash and cash equivalents		¥ 3,793	$ 581	¥ 7,599	$ 1,165	¥ 25,507	¥ 17,658
Prepaid expenses and other current assets		699	107	259
Total current assets		4,492	688	7,858
Total assets		4,492	688	7,858
Current liabilities:
Accrued expenses and other current liabilities	[1]	7,208	1,105	8,132
Total current liabilities		7,208	1,105	8,132
Total liabilities		7,208	1,105	8,132
Commitments and contingencies
Shareholders' equity:
Treasury shares (7,099,141 and 7,199,870 Class A ordinary shares as of December 31, 2019 and 2020, at cost)		(459,815)	(70,470)	(457,169)
Additional paid-in capital		1,324,161	202,937	1,284,573
Accumulated other comprehensive income		49,120	7,528	51,386
Accumulated deficit		(916,605)	(140,476)	(879,475)
Total equity deficit to the shareholders of Tarena International, Inc.		(2,716)	(417)	(274)
Total liabilities and equity		4,492	688	7,858
Parent Company [Member] | Common Class A
Shareholders' equity:
Ordinary shares		¥ 349	$ 53	¥ 337
Ordinary shares
Ordinary shares, par value | $ / shares			$ 0.001		$ 0.001
Authorized		860,000,000	860,000,000	860,000,000	860,000,000
Issued		55,546,254	55,546,254	53,806,534	53,806,534
Outstanding		48,346,384	48,346,384	46,707,393	46,707,393
Treasury shares		7,199,870	7,199,870	7,099,141	7,099,141
Parent Company [Member] | Common Class B
Shareholders' equity:
Ordinary shares		¥ 74	$ 11	¥ 74
Ordinary shares
Ordinary shares, par value | ¥ / shares		¥ 0.001		¥ 0.001
Authorized		40,000,000	40,000,000	40,000,000	40,000,000
Issued		7,206,059	7,206,059	7,206,059	7,206,059
Outstanding		7,206,059	7,206,059	7,206,059	7,206,059

[1]	Mainly related to repurchase of treasury shares.